SUPPLEMENT TO THE
FIDELITY REAL ESTATE
INVESTMENT PORTFOLIO
PROSPECTUS
DATED MARCH 22, 1995
The Board of Trustees of
Fidelity Real Estate
Investment Portfolio have
authorized adoption of a
redemption fee of .75%
(payable to the fund) on
shares purchased after
January 17, 1996, and held
less than 90 days.
The following information
replaces corresponding
sections under the heading
"Expenses" on page 4.
EXPENSES
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 27 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Exchange fee None
Redemption fee on shares held
less than
90 days for shares purchased
after
January 17, 1996 .75%
Annual account maintenance fee
$12.00
(for accounts under $2,500)
The following information
supplements information in
the section entitled
"Transaction Details"
beginning on page 25.
The redemption fee for
Fidelity Real Estate
Investment Portfolio, if
applicable, will be deducted
from the amount of your
redemption.  This fee is paid
to the fund rather than FMR,
and it does not apply to
shares that were acquired
through reinvestment of
distributions.  If shares were
not all held for the same
length of time, those shares
you held longest will be
redeemed first for purposes
of determining whether the
fee applies.
SUPPLEMENT TO THE
FIDELITY REAL ESTATE
INVESTMENT PORTFOLIO
PROSPECTUS
DATED MARCH 22, 1995
The Board of Trustees of
Fidelity Real Estate
Investment Portfolio have
authorized adoption of a
redemption fee of .75%
(payable to the fund) on
shares purchased after
January 17, 1996, and held
less than 90 days.
The following information
replaces corresponding
sections under the heading
"Expenses" on page 4.
EXPENSES
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 27 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Exchange fee None
Redemption fee on shares held
less than
90 days for shares purchased
after
January 17, 1996 .75%
Annual account maintenance fee
$12.00
(for accounts under $2,500)
The following information
supplements information in
the section entitled
"Transaction Details"
beginning on page 25.
The redemption fee for
Fidelity Real Estate
Investment Portfolio, if
applicable, will be deducted
from the amount of your
redemption.  This fee is paid
to the fund rather than FMR,
and it does not apply to
shares that were acquired
through reinvestment of
distributions.  If shares were
not all held for the same
length of time, those shares
you held longest will be
redeemed first for purposes
of determining whether the
fee applies.
REA-95-2 November 17, 1995
REA-95-2 November 17, 1995